Group assets and liabilities - measurement	12 Months Ended
Dec. 31, 2019
Group assets and liabilities - measurement
Group assets and liabilities - measurement

C3.1  Group assets and liabilities – measurement

The Group holds financial investments in accordance with IAS 39, whereby subject to specific criteria, financial instruments are required to be accounted for under one of the following categories:

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Financial assets and liabilities at fair value through profit or loss – this comprises assets and liabilities designated by management as fair value through profit or loss on inception and derivatives that are held for trading. This includes instruments that are managed and the performance evaluated on a fair value basis and includes liabilities related to net assets attributable to unit holders of consolidated investment funds and, in Asia, policyholder liabilities for investment contracts without discretionary participation features. All investments within this category are measured at fair value with all changes thereon being recognised in investment return in the income statement;

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Financial investments on an available-for-sale basis – this comprises assets that are designated by management as available-for-sale and/or do not fall into any of the other categories. These assets are initially recognised at fair value plus attributable transaction costs. Available-for-sale assets are subsequently measured at fair value. Interest income is recognised on an effective interest basis in the income statement. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument or, when appropriate, a shorter period to the net carrying amount of the financial asset. Except for foreign exchange gains and losses on debt securities, which are included in the income statement, unrealised gains and losses are recognised in other comprehensive income. Upon disposal or impairment, accumulated unrealised gains and losses are transferred from other comprehensive income to the income statement as realised gains or losses; and

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Loans and receivables – except for those designated as fair value through profit or loss or available-for-sale, these instruments comprise non-quoted investments that have fixed or determinable payments. These instruments include loans collateralised by mortgages, deposits, loans to policyholders and other unsecured loans and receivables. These investments are initially recognised at fair value plus transaction costs. Subsequently, these instruments are carried at amortised cost using the effective interest method.

The Group uses the trade date method to account for regular purchases and sales of financial assets.

(a)    Fair value measurement hierarchy of Group assets and liabilities

Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for $58,302 million (31 December 2018: $52,025 million) of debt securities classified as available-for-sale, principally in the US operations. All assets and liabilities held at fair value are measured on a recurring basis. As of 31 December 2019, the Group did not have any financial instruments that are measured at fair value on a non-recurring basis.

Financial instruments at fair value

	31 Dec 2019 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type from continuing operations	markets	market inputs	market inputs	Total

With-profits
Equity securities and holdings in collective investment schemes	25,850	3,268	254	29,372
Debt securities	40,291	4,485	6	44,782
Other investments (including derivative assets)	57	103	—	160
Derivative liabilities	(137)	(94)	—	(231)
Total financial investments, net of derivative liabilities	66,061	7,762	260	74,083
Percentage of total (%)	90%	10%	0%	100%
Unit-linked and variable annuity separate account
Equity securities and holdings in collective investment schemes	213,797	365	—	214,162
Debt securities	4,036	1,117	—	5,153
Other investments (including derivative assets)	6	4	—	10
Derivative liabilities	(1)	—	—	(1)
Total financial investments, net of derivative liabilities	217,838	1,486	—	219,324
Percentage of total (%)	99%	1%	0%	100%
Non-linked shareholder-backed
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	3,638	87	22	3,747
Debt securities	23,600	61,035	—	84,635
Other investments (including derivative assets)	7	1,569	1,301	2,877
Derivative liabilities	(47)	(113)	—	(160)
Total financial investments, net of derivative liabilities	27,198	62,578	4,910	94,686
Percentage of total (%)	29%	66%	5%	100%

Group total analysis, including other financial liabilities held at fair value from continuing operations
Loans	—	—	3,587	3,587
Equity securities and holdings in collective investment schemes	243,285	3,720	276	247,281
Debt securities	67,927	66,637	6	134,570
Other investments (including derivative assets)	70	1,676	1,301	3,047
Derivative liabilities	(185)	(207)	—	(392)
Total financial investments, net of derivative liabilities	311,097	71,826	5,170	388,093
Investment contract liabilities without discretionary participation features held at fair value	—	(1,011)	—	(1,011)
Net asset value attributable to unit holders of consolidated investment funds	(5,973)	(23)	(2)	(5,998)
Other financial liabilities held at fair value	—	—	(3,760)	(3,760)
Total financial instruments at fair value	305,124	70,792	1,408	377,324
Percentage of total (%)	81%	19%	0%	100%

	31 Dec 2018 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
Analysis of financial investments, net of derivative liabilities by business type	markets	market inputs	market inputs	Total

With-profits
Loans	—	—	2,168	2,168
Equity securities and holdings in collective investment schemes	66,636	6,937	621	74,194
Debt securities	39,750	62,382	1,033	103,165
Other investments (including derivative assets)	183	4,156	5,508	9,847
Derivative liabilities	(108)	(1,568)	—	(1,676)
Total financial investments, net of derivative liabilities	106,461	71,907	9,330	187,698
Percentage of total (%)	57%	38%	5%	100%
Unit-linked and variable annuity separate account
Equity securities and holdings in collective investment schemes	194,845	643	11	195,499
Debt securities	6,070	12,388	—	18,458
Other investments (including derivative assets)	8	4	8	20
Derivative liabilities	(3)	(4)	—	(7)
Total financial investments, net of derivative liabilities	200,920	13,031	19	213,970
Percentage of total (%)	94%	6%	0%	100%
Non-linked shareholder-backed
Loans	—	—	3,886	3,886
Equity securities and holdings in collective investment schemes	3,764	3	24	3,791
Debt securities	22,525	78,713	472	101,710
Other investments (including derivative assets)	77	1,602	1,198	2,877
Derivative liabilities	(2)	(2,241)	(539)	(2,782)
Total financial investments, net of derivative liabilities	26,364	78,077	5,041	109,482
Percentage of total (%)	24%	71%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	—	—	6,054	6,054
Equity securities and holdings in collective investment schemes	265,245	7,583	656	273,484
Debt securities	68,345	153,483	1,505	223,333
Other investments (including derivative assets)	268	5,762	6,714	12,744
Derivative liabilities	(113)	(3,813)	(539)	(4,465)
Total financial investments, net of derivative liabilities	333,745	163,015	14,390	511,150
Investment contract liabilities without discretionary participation features held at fair value	—	(20,446)	—	(20,446)
Borrowings attributable to with-profits businesses	—	—	(2,045)	(2,045)
Net asset value attributable to unit holders of consolidated investment funds	(8,727)	(4,854)	(1,258)	(14,839)
Other financial liabilities held at fair value	—	(3)	(4,335)	(4,338)
Total financial instruments at fair value	325,018	137,712	6,752	469,482
Percentage of total (%)	70%	29%	1%	100%

Analysed as:
Total from continuing operations
With-profits	49,914	5,003	203	55,120
Unit-linked and variable annuity separate account	182,833	(82)	—	182,751
Non-linked shareholder-backed	21,077	55,972	339	77,388
	253,824	60,893	542	315,259
Percentage of total continuing operations (%)	81%	19%	0%	100%

Total from discontinued UK and Europe operations	71,194	76,819	6,210	154,223
Percentage of total discontinued operations (%)	46%	50%	4%	100%

Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost, which approximates fair value.

	31 Dec 2019 $m				31 Dec 2018 $m
	Level 2	Level 3			Level 2	Level 3
	Valuation	Valuation			Valuation	Valuation
	based on	based on			based on	based on
	significant	significant			significant	significant
	observable	unobservable			observable	unobservable
	market	market	Fair	Carrying	market	market	Fair	Carrying
	inputs	inputs	value	value	inputs	inputs	value	value
Assets
Loans	1,865	11,646	13,511	12,996	3,691	13,714	17,405	16,884

Liabilities
Investment contract liabilities without discretionary participation features	—	(3,957)	(3,957)	(3,891)	—	(4,021)	(4,021)	(4,035)
Core structural borrowings of shareholder-financed businesses	(6,227)	—	(6,227)	(5,594)	(9,994)	—	(9,994)	(9,761)
Operational borrowings (excluding lease liabilities)	(2,015)	—	(2,015)	(2,015)	(3,857)	(92)	(3,949)	(4,244)
Obligations under funding, securities lending and sale and repurchase agreements	(48)	(9,087)	(9,135)	(8,901)	(1,602)	(7,323)	(8,925)	(8,901)
Total financial instruments carried at amortised cost	(6,425)	(1,398)	(7,823)	(7,405)	(11,762)	2,278	(9,484)	(10,057)
Analysed as:
Total from continuing operations							(10,240)	(9,996)
Total from discontinued UK and Europe operations							756	(61)
							(9,484)	(10,057)

The fair value of the assets and liabilities in the table above, with the exception of the subordinated and senior debt issued by the parent company, has been estimated from the discounted cash flows expected to be received or paid. Where appropriate, the observable market interest rate has been used and the assets and liabilities are classified within level 2. Otherwise, they are included as level 3 assets or liabilities.

The fair value included for the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties. These are presented as level 2 liabilities.

(b)     Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades.

When prices are not available from pricing services, quotes are sourced directly from brokers. Prudential seeks to obtain a number of quotes from different brokers so as to obtain the most comprehensive information available on their executability. Where quotes are sourced directly from brokers, the price used in the valuation is normally selected from one of the quotes based on a number of factors, including the timeliness and regularity of the quotes and the accuracy of the quotes considering the spreads provided. The selected quote is the one which best represents an executable quote for the security at the measurement date.

Generally, no adjustment is made to the prices obtained from independent third parties. Adjustment is made in only limited circumstances, where it is determined that the third-party valuations obtained do not reflect fair value (eg either because the value is stale and/or the values are extremely diverse in range). These are usually securities which are distressed or that could be subject to a debt restructure or where reliable market prices are no longer available due to an inactive market or market dislocation. In these instances, prices are derived using internal valuation techniques including those as described below in this note with the objective of arriving at a fair value measurement that reflects the price at which an orderly transaction would take place between market participants on the measurement date. The techniques used require a number of assumptions relating to variables such as credit risk and interest rates. Examples of such variables include an average credit spread based on the corporate bond universe and the relevant duration of the asset being valued. Prudential determines the input assumptions based on the best available information at the measurement dates. Securities valued in such manner are classified as level 3 where these significant inputs are not based on observable market data.

Of the total level 2 debt securities of $66,637 million at 31 December 2019 (31 December 2018: $63,247  million from continuing operations), $8,915 million are valued internally (31 December 2018: $7,462 million from continuing operations). The majority of such securities are valued using matrix pricing, which is based on assessing the credit quality of the underlying borrower to derive a suitable discount rate relative to government securities of a comparable duration. Under matrix pricing, the debt securities are priced taking the credit spreads on comparable quoted public debt securities and applying these to the equivalent debt instruments factoring in a specified liquidity premium. The majority of the parameters used in this valuation technique are readily observable in the market and, therefore, are not subject to interpretation.

(c)    Fair value measurements for level 3 fair valued assets and liabilities

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at 1 January 2019 to that presented at 31 December 2019.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity’s overseas investments.

Total gains and losses recorded in other comprehensive income includes unrealised gains and losses on debt securities held as available-for-sale principally within Jackson and foreign exchange movements arising from the retranslation of the Group’s overseas subsidiaries and branches.

	2019 $m

							Net asset
							value
		Equity					attributable
		securities		Other		Borrowings	to unit
		and holdings		investments		attributable	holders of
		in collective		(including		to with	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	-profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at 1 January	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752
Demerger of UK and Europe operations	(2,509)	(440)	(1,498)	(5,513)	—	2,045	1,258	451	(6,206)
Total gains (losses) in income statement*	1	(11)	6	30	539	—	—	(28)	537
Total gains (losses) recorded in other comprehensive income	—	3	—	(6)	—	—	—	(11)	(14)
Purchases	—	69	—	269	—	—	(2)	—	336
Sales	—	(1)	(7)	(193)	—	—	—	—	(201)
Issues	275	—	—	—	—	—	—	(143)	132
Settlements	(234)	—	—	—	—	—	—	306	72
Balance at 31 December	3,587	276	6	1,301	—	—	(2)	(3,760)	1,408

	2018 $m

							Net asset
							value
		Equity					attributable
		securities		Other		Borrowings	to unit
		and holdings		investments		attributable	holders of
		in collective		(including		to with	consolidated	Other
Reconciliation of movements in level 3 assets		investment	Debt	derivative	Derivative	-profits	investment	financial
and liabilities measured at fair value	Loans	schemes	securities	assets)	liabilities	businesses	funds	liabilities	Total
Balance at 1 January	6,543	502	885	5,985	(693)	(2,553)	(559)	(4,100)	6,010
Total gains (losses) in income statement*	(104)	51	(9)	540	36	(31)	89	7	579
Total gains (losses) recorded in other comprehensive income	(162)	(28)	(85)	(331)	34	133	111	36	(292)
Purchases	83	167	889	1,605	—	—	—	—	2,744
Sales	(238)	(47)	(175)	(1,085)	—	—	—	—	(1,545)
Issues	373	—	—	—	—	—	(931)	(642)	(1,200)
Settlements	(441)	—	—	—	—	406	76	364	405
Transfers into level 3	—	11	—	—	—	—	—	—	11
Transfers out of level 3	—	—	—	—	84	—	(44)	—	40
Balance at 31 December	6,054	656	1,505	6,714	(539)	(2,045)	(1,258)	(4,335)	6,752

*Of the total net gains and (losses) in the income statement of $537 million for continuing operations in 2019, $19 million relates to net unrealised gains and losses of financial instruments still held at the end of the year (2018: $111 million of the $579 million shown above was for continuing operations, of which $153 million related to financial instruments still held at the end of the year), which can be analysed as follows:

	2019 $m	2018 $m
Equity securities and holdings in collective investment schemes	(11)	(10)
Debt securities	—	3
Other investments	34	133
Derivative liabilities	—	36
Net asset value attributable to unit holders of consolidated investment funds	—	(9)
Other financial liabilities	(4)	—
Total	19	153

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. The valuation techniques used include comparison to recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In undertaking these activities, the Group makes use of the extensive expertise of its asset management functions. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

At 31 December 2019, the Group held $1,408 million of net financial instruments at fair value within level 3. This represents less than one per cent of the total fair valued financial assets net of financial liabilities.

Included within these net assets and liabilities are policy loans of $3,587 million at 31 December 2019 measured as the loan outstanding balance, plus accrued investment income, attached to acquired REALIC business and held to back the liabilities for funds withheld under reinsurance arrangements. The funds withheld liability of $3,760 million at 31 December 2019 is also classified within level 3. The fair value of the liabilities is equal to the fair value of the underlying assets held as collateral, which primarily consist of policy loans and debt securities. The assets and liabilities broadly offset and therefore their movements have minimal impact on shareholders’ profit and equity.

Excluding the loans and funds withheld liability under REALIC’s reinsurance arrangements as described above, which amounted to a net liability of $173 million, the level 3 fair valued financial assets net of financial liabilities were a net asset of $1,581 million, which are all externally valued and comprise the following:

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Other financial investments of $1,301 million consisting primarily of private equity limited partnerships held by Jackson, which are externally valued in accordance with International Private Equity and Venture Capital Association guidelines using management information available for these investments;

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Equity securities and holdings in collective investment schemes of $276 million consisting primarily of property and infrastructure funds held by the Asia participating funds, which are externally valued using the net asset value of the invested entities; and

-	Other sundry individual financial instruments of a net asset of $4 million.

Of the net asset of $1,581 million referred to above:

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A net asset of $258 million is held by the Group’s Asia participating funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and

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A net asset of $1,323 million is held to support non-linked shareholder-backed business. All of these instruments are externally valued and are therefore inherently less subjective than internal valuations. These instruments consist primarily of private equity limited partnerships held by Jackson as described above. If the value of all these Level 3 financial instruments decreased by 10 per cent, the change in valuation would be $132 million, which would reduce shareholders’ equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted IFRS operating profit based on longer-term investment returns.

(d)    Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and transfers out of levels as of the end of each half year reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During 2019, the transfers between levels within the Group’s portfolio , excluding those held by the discontinued UK and Europe operations, were primarily transfers from level 1 to level 2 of $678 million and transfers from level 2 to level 1 of $1,121 million. These transfers which relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities. There were no transfers, excluding those related to the discontinued UK and Europe operations, into and out of level 3 in the year.